Shareholders' equity	12 Months Ended
Dec. 31, 2022
Shareholders' equity
Shareholders' equity

22.          Shareholders’ equity

a.	Subscribed and paid-in capital stock as of December 31, 2022, 2021 and 2020, is comprised of ordinary, nominal shares, composed as follows:

	December 31, 2022 and 2021
	Number of Shares	Contributed Capital
Fixed capital:
Series B Class I	340,345,556	Ps.	262,447
Series BB Class I	49,766,000		38,375
Share Repurchases	(3,942,131)		(3,040)
	386,169,425	Ps.	297,782

	December 31, 2020
	Number of Shares	Contributed Capital
Fixed capital:
Series B Class I	340,345,556	Ps.	262,447
Series BB Class I	49,766,000		38,375
	390,111,556	Ps.	300,822

b.	At the Ordinary Shareholders’ Meetings held on April 22, 2022, April 21, 2021, and July 7, 2020, and the results for the years ended December 31, 2021, 2020 and 2019, respectively, were approved.
c.

On January 7, 2022, in accordance with the resolutions adopted at the General Ordinary Stockholders’ Meeting held on December 22, 2021, the Board of Directors determined the payment of a dividend in the amount of Ps.4,370,000 to be made in a single payment at the rate of 11.201923995 pesos per share. The payment date was January 19, 2022.

d.	In resolutions adopted at the Annual Ordinary General Shareholders’ Meeting held on April 22, 2022, it was approved:
•

The payment of a cash dividend to stockholders of Ps. 2,300,000 in two installments: the first for Ps. 1,800,000 at 4.614064804 pesos per share, which was paid on May 24, 2022, and the second for Ps. 500,000 at 1.28168466 pesos per share, which was paid on July 25, 2022.

•

The increase of the reserve for the repurchase of Company´s shares to Ps.1,500,000, for which the amount of Ps.471,812 was transferred from the retained earnings. Likewise, it was approved to exercise up to said amount, in the period between the date of this Meeting and the date of the Meeting that approves the results of the 2022 fiscal year.

e.

In resolutions adopted at the Ordinary General Shareholders’ Meeting held on November 30, 2022, it was approved that the resolutions of the Ordinary General Shareholders’ Meeting held on June 11, 2021, in connection with the 49,766,000 unsubscribed and unpaid Series B Shares to be held in GACN’s treasury would apply to the financing obtained by affiliates of VINCI in connection with the purchase 29.99% of the capital stock of the Company (see Note 2), and on the understanding that they would cease to apply to the financing described in the June 11, 2021 Shareholders’ Meeting.

f.

During 2021 and 2020, 3,942,131 and 1,189,250 shares were repurchased, respectively, for amount of Ps.474,852 and Ps.150,000, respectively. As of December 31, 2022, 2021, and 2020, the market price per share was 149.82, 137.51 and 128.39, pesos, respectively.

g.

At the Ordinary General Shareholders’ Meeting held on June 11, 2021, the shareholders approved to carry out the issuance of 49,766,000 (forty-nine million seven hundred sixty-six thousand) unsubscribed and unpaid Series B Shares to be kept in the treasury of the Company, exclusively to cover the possible conversion of the Series BB Shares owned by SETA into Series B shares, in case of default under certain financing agreements to which SETA and Aerodrome are parties. Neither such issuance nor its potential conversion will result in any dilution to GACN’s shareholders.

The number of shares does not reflect unsubscribed and unpaid shares held in treasury.

h.

Pursuant to the resolutions adopted at the Annual Ordinary Stockholders’ Meeting held on April 21, 2021, the Board of Directors determined the payment of a dividend in the amount of Ps.2,000,000 to be paid in a single installment at the rate of 5.126738671 pesos per share. The payment date was December 14, 2021, upon delivery of coupon number 3.

i.	At the Ordinary and Extraordinary General Shareholders’ Meeting held on July 7, 2020, the shareholders approved the following:
●

It was approved to increase the reserve for the repurchase of the Company’s shares to Ps.1,500,000, for which the total amount used for the repurchase of shares during 2019 was transferred, as well as the amount used from January 1, 2020, to the date of the Meeting. Likewise, it was approved to exercise up to said amount, in the period between the date of this Meeting and the date of the Meeting that approves the results of the 2020 fiscal year.

●	The cancellation of 3,659,417 repurchased Series B shares for a notional value of Ps.2,822 held in the Company’s treasury was approved.
●

The decrease of the fixed portion of the Company’s capital stock to Ps.300,822, representing a total of 390,111,556 common shares, of which 49,766,000 shares correspond to Series BB and 340,345,556 correspond to Series B shares.

j.

Shareholders’ equity, except restated paid-in capital and tax-retained earnings, will be income tax on dividends by the Company to the effect upon the distribution rate. Any tax paid on such distribution may be credited against income tax for the year in which the tax on dividends and the following two years, against the tax for the year and interim payments thereof is paid.

k.

Retained earnings include the statutory legal reserve. Under the Mexican General Corporations Law, at least 5% of the year’s net profits must be placed in a legal reserve until the reserve equals an amount representing 20% of capital stock at par value. The legal reserve may be capitalized but may not be distributed unless the Company is dissolved and must be replenished if it is reduced for any reason. As of December 31, 2022, it amounts to Ps. 59,556, and Ps.60,729 to 2021 and 2020, respectively.